Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term and Long-Term Debts
9.	SHORT-TERM AND LONG-TERM DEBTS
Short-term debts consist of the following:

Name	Fixed annual rate (%)		Term	As of December 31, 2019
				RMB
Short-term borrowings	2.51	%-7.00%	1-12 months		1,439,749,760

Name	Fixed annual rate (%)		Term	As of December 31, 2020
				RMB	US$
Short-term borrowings	3.40	%-6.80%	1-12 months	355,816,940	54,531,332
Long-term debts consist of the following:

Name	Fixed annual rate (%)		Term	As of December 31, 2019
				RMB
Securitization debt payables (i)	5.06	%-5.20%	15-18 months		619,037,733
Co-financing debt payables (ii)	6.50	%-6.60%	24-36 months		446,048,773
Long-term borrowings	4.75%		36 months		100,000,000

				1,165,086,506

Name	Fixed annual rate (%)		Term	As of December 31, 2020
				RMB	US$
Securitization debt payables (i)	4.73	%-6.00%	18-20 months	401,761,874	61,572,701
Co-financing debt payables (ii)	5.5	%-6.60%	24-36 months	1,697,757,491	260,192,719
Long-term borrowings	4.75	%-6.00%	36 months	107,055,556	16,406,982

				2,206,574,921	338,172,402

(i)
In the ordinary course of business, the Company transfers finance leases to certain Funding Partners. The Company periodically securitizes its finance lease receivables through the transfer of those assets to a securitization vehicle. The securitization vehicle then issues debt securities to third-party investors and the company held all subordinated tranches. However, in accordance with ASC 860
Transfers and Servicing the finance leases
(“ASC 860”), the finance lease receivables are not derecognized upon transfer as they are not legally isolated. Hence, the Company continues to report the transferred finance leases in the consolidated balance sheets and accounts for the proceeds from the transfer as a secured borrowing with pledge of collateral. As of December 31, 2019 and 2020, balance of securitization debt payables amounting to RMB
619,037,734
and RMB
401,761,874

(US$
61,572,701
) are derived from such finance lease transfer.

(ii)	The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.
Financing lease receivables amounting to RMB1,735,094,721 and RMB1,083,014,892 (US$165,979,294) were collateralized for the Company’s short-term and long-term debts, as of December 31, 2019 and 2020, respectively.
The weighted average interest rate for the outstanding debts was approximately 5.09% and 5.92% as of December 31, 2019 and 2020.

The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2019 and 2020:

	Payment due by period
	Less than 1 year	1 - 2 years	2 - 3 years	Total
As of December 31, 2019 (RMB)
Long-term debts – non-current	17,460,042	263,444,828	48,346,303	329,251,173
As of December 31, 2020 (RMB)
Long-term debts – non-current	62,363,881	663,503,529	368,390,299	1,094,257,709
As of December 31, 2020 (US$)
Long-term debts – non-current	9,557,683	101,686,365	56,458,283	167,702,331